RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 163	$ 169	$ 185
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest		11.45%
Lease expense	53	$ 56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 5	$ 0	$ 10